Leases	15 Months Ended
Dec. 31, 2025
Leases
Leases

Note 7 – Leases

The Company leases its corporate headquarters office space under an operating lease that expires in January 2026. The Company does not intend to renew this lease. As of September 30, 2025, the operating lease liability related to continuing operations was less than $0.1 million, all of which is classified as current. The related right-of-use asset was not material.

Lease expense for continuing operations for the year ended September 30, 2025 was less than $0.1 million. The following table presents the undiscounted maturity of the Company’s remaining operating lease payments as of September 30, 2025 (in thousands):

Year	2025
2026	$21
Total	$21